Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net (Loss) Income (in thousands) ($)(4)	Total Revenue (in thousands) ($)(5)
2024	4,407,100	667,050	2,348,215	713,977	60.43	117.30	(187,123)	207,539
2023	3,124,165	9,660,192	2,045,115	3,676,741	112.16	113.76	40,720	216,666
2022	3,916,032	(3,046,539)	1,568,352	187,840	58.55	109.79	(149,189)	180,955
2021	8,493,477	(21,063,411)	4,057,728	(2,628,730)	109.12	112.62	(101,219)	137,931
2020	8,510,593	72,690,646	2,353,326	16,840,839	248.06	116.12	(26,637)	108,095

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	Our PEO was Ramy Farid for all years in the table. Our Non-PEO named executive officers were: (i) for 2024, Geoffrey Porges, Karen Akinsanya, Robert Abel and Patrick Lorton; (ii) for 2023, Geoffrey Porges, Karen Akinsanya, Robert Abel and Margaret Dugan; (iii) for 2022, Geoffrey Porges, Jenny Herman, Joel Lebowitz, Karen Akinsanya, Robert Abel, and Yvonne Tran; (iv) for 2021, Joel Lebowitz, Karen Akinsanya, Robert Abel, and Patrick Lorton; and (v) for 2020, Karen Akinsanya and Yvonne Tran.
Peer Group Issuers, Footnote	Reflects cumulative total shareholder return on the Nasdaq Biotechnology Index. The Nasdaq Biotechnology Index is used by us for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2024. The 2020-2023 peer group total shareholder return previously reported had errors in calculation which have been corrected in this proxy statement. The values in the table above and in the CAP vs TSR, Peer Group TSR, Net (Loss) Income and Total Revenue chart below correct the peer group total shareholder return for all years presented.
PEO Total Compensation Amount	$ 4,407,100	$ 3,124,165	$ 3,916,032	$ 8,493,477	$ 8,510,593
PEO Actually Paid Compensation Amount	$ 667,050	9,660,192	(3,046,539)	(21,063,411)	72,690,646
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Dr. Farid and average “compensation actually paid” to our Non-PEO named executive officers, computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following prescribed adjustments were made to Dr. Farid’s and to our Non-PEO named executive officers’ total compensation as reported in the Summary Compensation Table for each year, to determine the amount of compensation actually paid. The Summary Compensation Table amounts and the “compensation actually paid” amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	2024		2023		2022		2021		2020
	PEO	Average Non-PEO Named Executive Officers*	PEO	Average Non-PEO Named Executive Officers*	PEO	Average Non-PEO Named Executive Officers*	PEO	Average Non-PEO Named Executive Officers*	PEO	Average Non-PEO Named Executive Officers*
Total Compensation from Summary Compensation Table	$4,407,100	$2,348,215	$3,124,165	$2,045,115	$3,916,032	$1,568,352	$8,493,477	$4,057,728	$8,510,593	$2,353,326
Adjustments for Equity Awards
Subtract grant date fair value of equity awards reported in the Summary Compensation Table	(3,162,113)	(1,487,348)	(2,067,787)	(1,380,940)	(2,877,355)	(985,122)	(7,470,776)	(3,486,362)	(7,499,672)	(1,679,025)
Add year-end fair value of awards granted in the covered year that are outstanding and unvested at covered year-end	2,784,677	1,351,001	3,378,111	1,802,671	1,995,200	674,500	1,843,500	860,300	57,702,506	12,918,426
Add year-over-year change in year-end fair values for awards granted in prior years that were outstanding and unvested at covered year-end	(1,736,649)	(859,205)	2,160,032	707,069	(3,800,546)	(464,474)	(24,233,997)	(3,857,422)	11,068,483	2,646,935
Add fair value at vest date for awards granted and vested in covered year	—	—	—	—	—	—	—	—	—	—
Add change in fair values between prior year-end fair values and vest date fair values for awards granted in prior years for which vesting conditions were satisfied during covered year	(1,625,965)	(638,686)	3,065,671	502,826	(2,279,870)	(302,116)	304,385	(202,974)	2,908,736	601,177
Subtract fair value at end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions in covered year	—	—	—	—	—	(303,300)	—	—	—	—
Add dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—	—	—	—	—	—	—	—
Total Adjustments for Equity Awards	$(3,740,050)	$(1,634,238)	$6,536,027	$1,631,626	$(6,962,571)	$(1,380,512)	$(29,556,888)	$(6,686,458)	$64,180,053	$14,487,513
Total “Compensation Actually Paid”	$667,050	$713,977	$9,660,192	$3,676,741	$(3,046,539)	$187,840	$(21,063,411)	$(2,628,730)	$72,690,646	$16,840,839
* Amounts presented are averages for the entire group of Non-PEO named executive officers.

Non-PEO NEO Average Total Compensation Amount	$ 2,348,215	2,045,115	1,568,352	4,057,728	2,353,326
Non-PEO NEO Average Compensation Actually Paid Amount	$ 713,977	3,676,741	187,840	(2,628,730)	16,840,839
Adjustment to Non-PEO NEO Compensation Footnote

	2024		2023		2022		2021		2020
	PEO	Average Non-PEO Named Executive Officers*	PEO	Average Non-PEO Named Executive Officers*	PEO	Average Non-PEO Named Executive Officers*	PEO	Average Non-PEO Named Executive Officers*	PEO	Average Non-PEO Named Executive Officers*
Total Compensation from Summary Compensation Table	$4,407,100	$2,348,215	$3,124,165	$2,045,115	$3,916,032	$1,568,352	$8,493,477	$4,057,728	$8,510,593	$2,353,326
Adjustments for Equity Awards
Subtract grant date fair value of equity awards reported in the Summary Compensation Table	(3,162,113)	(1,487,348)	(2,067,787)	(1,380,940)	(2,877,355)	(985,122)	(7,470,776)	(3,486,362)	(7,499,672)	(1,679,025)
Add year-end fair value of awards granted in the covered year that are outstanding and unvested at covered year-end	2,784,677	1,351,001	3,378,111	1,802,671	1,995,200	674,500	1,843,500	860,300	57,702,506	12,918,426
Add year-over-year change in year-end fair values for awards granted in prior years that were outstanding and unvested at covered year-end	(1,736,649)	(859,205)	2,160,032	707,069	(3,800,546)	(464,474)	(24,233,997)	(3,857,422)	11,068,483	2,646,935
Add fair value at vest date for awards granted and vested in covered year	—	—	—	—	—	—	—	—	—	—
Add change in fair values between prior year-end fair values and vest date fair values for awards granted in prior years for which vesting conditions were satisfied during covered year	(1,625,965)	(638,686)	3,065,671	502,826	(2,279,870)	(302,116)	304,385	(202,974)	2,908,736	601,177
Subtract fair value at end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions in covered year	—	—	—	—	—	(303,300)	—	—	—	—
Add dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—	—	—	—	—	—	—	—
Total Adjustments for Equity Awards	$(3,740,050)	$(1,634,238)	$6,536,027	$1,631,626	$(6,962,571)	$(1,380,512)	$(29,556,888)	$(6,686,458)	$64,180,053	$14,487,513
Total “Compensation Actually Paid”	$667,050	$713,977	$9,660,192	$3,676,741	$(3,046,539)	$187,840	$(21,063,411)	$(2,628,730)	$72,690,646	$16,840,839
* Amounts presented are averages for the entire group of Non-PEO named executive officers.

Compensation Actually Paid vs. Total Shareholder Return
The following line chart presents a graphical comparison of executive compensation actually paid to our PEO and the average executive compensation actually paid to the Non-PEO named executive officers set forth in the Pay Versus Performance table above, as compared against the following performance measures: the Company's (1) cumulative total shareholder return, (2) peer group total shareholder return, (3) net income (loss), and (4) total revenue. For purposes of comparison, the Company’s cumulative total shareholder return and peer group total shareholder return in the following chart has been presented on a scaled basis, assuming an initial starting value of $100 in each instance.
When reviewing the relationship between pay versus performance in the chart below, it is important to note that a substantial portion of our PEO and non-PEO named executive officers’ compensation consisted of stock options and/or RSUs with time-based vesting and PRSUs with performance-based vesting. As the compensation actually paid as calculated pursuant to Item 402(v) of Regulation S-K is based on the accounting changes in the fair value of such options, the value varies significantly with the performance of our common stock. Therefore, notwithstanding the increase in the Company’s total revenue (our most important financial performance measure that is not otherwise required to be disclosed in the table), the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executive officers were heavily impacted by the Company’s total shareholder return.

Compensation Actually Paid vs. Net Income
The following line chart presents a graphical comparison of executive compensation actually paid to our PEO and the average executive compensation actually paid to the Non-PEO named executive officers set forth in the Pay Versus Performance table above, as compared against the following performance measures: the Company's (1) cumulative total shareholder return, (2) peer group total shareholder return, (3) net income (loss), and (4) total revenue. For purposes of comparison, the Company’s cumulative total shareholder return and peer group total shareholder return in the following chart has been presented on a scaled basis, assuming an initial starting value of $100 in each instance.
When reviewing the relationship between pay versus performance in the chart below, it is important to note that a substantial portion of our PEO and non-PEO named executive officers’ compensation consisted of stock options and/or RSUs with time-based vesting and PRSUs with performance-based vesting. As the compensation actually paid as calculated pursuant to Item 402(v) of Regulation S-K is based on the accounting changes in the fair value of such options, the value varies significantly with the performance of our common stock. Therefore, notwithstanding the increase in the Company’s total revenue (our most important financial performance measure that is not otherwise required to be disclosed in the table), the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executive officers were heavily impacted by the Company’s total shareholder return.

Compensation Actually Paid vs. Company Selected Measure
The following line chart presents a graphical comparison of executive compensation actually paid to our PEO and the average executive compensation actually paid to the Non-PEO named executive officers set forth in the Pay Versus Performance table above, as compared against the following performance measures: the Company's (1) cumulative total shareholder return, (2) peer group total shareholder return, (3) net income (loss), and (4) total revenue. For purposes of comparison, the Company’s cumulative total shareholder return and peer group total shareholder return in the following chart has been presented on a scaled basis, assuming an initial starting value of $100 in each instance.
When reviewing the relationship between pay versus performance in the chart below, it is important to note that a substantial portion of our PEO and non-PEO named executive officers’ compensation consisted of stock options and/or RSUs with time-based vesting and PRSUs with performance-based vesting. As the compensation actually paid as calculated pursuant to Item 402(v) of Regulation S-K is based on the accounting changes in the fair value of such options, the value varies significantly with the performance of our common stock. Therefore, notwithstanding the increase in the Company’s total revenue (our most important financial performance measure that is not otherwise required to be disclosed in the table), the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executive officers were heavily impacted by the Company’s total shareholder return.

Total Shareholder Return Vs Peer Group
The following line chart presents a graphical comparison of executive compensation actually paid to our PEO and the average executive compensation actually paid to the Non-PEO named executive officers set forth in the Pay Versus Performance table above, as compared against the following performance measures: the Company's (1) cumulative total shareholder return, (2) peer group total shareholder return, (3) net income (loss), and (4) total revenue. For purposes of comparison, the Company’s cumulative total shareholder return and peer group total shareholder return in the following chart has been presented on a scaled basis, assuming an initial starting value of $100 in each instance.
When reviewing the relationship between pay versus performance in the chart below, it is important to note that a substantial portion of our PEO and non-PEO named executive officers’ compensation consisted of stock options and/or RSUs with time-based vesting and PRSUs with performance-based vesting. As the compensation actually paid as calculated pursuant to Item 402(v) of Regulation S-K is based on the accounting changes in the fair value of such options, the value varies significantly with the performance of our common stock. Therefore, notwithstanding the increase in the Company’s total revenue (our most important financial performance measure that is not otherwise required to be disclosed in the table), the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executive officers were heavily impacted by the Company’s total shareholder return.

Tabular List, Table

Total revenue
Progress of our collaborative and proprietary drug discovery programs
Advancements in the science and technology underlying our platform

Total Shareholder Return Amount	$ 60.43	112.16	58.55	109.12	248.06
Peer Group Total Shareholder Return Amount	117.30	113.76	109.79	112.62	116.12
Net Income (Loss)	$ (187,123,000)	$ 40,720,000	$ (149,189,000)	$ (101,219,000)	$ (26,637,000)
Company Selected Measure Amount	207,539,000	216,666,000	180,955,000	137,931,000	108,095,000
PEO Name	Ramy Farid
Additional 402(v) Disclosure
For the stock options values included in the table above, the valuation assumptions used to calculate fair value were materially different from those used to calculate grant date fair value. The assumptions used in determining fair value of the stock options that vested during 2020, 2021, 2022, 2023 and 2024 or that were outstanding as of December 31, 2020, December 31, 2021, December 31, 2022, December 31, 2023 or December 31, 2024, as applicable, were as follows:

Options Vested During Year or Outstanding on December 31 of:
	2024	2023	2022	2021	2020
Expected Volatility	64% - 68%	56% - 74%	57% - 71%	56% - 62%	46% - 63%
Risk-Free Interest Rate	3.46% - 4.65%	3.54% - 4.88%	0.81% - 4.56%	0.13% - 1.46%	0.11% - 1.51%
Expected Dividend Yield	—%	—%	—%	—%	—%
Expected Term (in years)	2.37 - 6.54	2.21 - 7.39	2.07 - 7.88	1.99 - 7.89	1.82 - 6.26
The dollar amounts reported represent the amount of net (loss) income reflected in the Company’s audited financial statements for the applicable year.
(5)In the Company’s assessment, total revenue is the financial performance measure that is the most important financial performance measure used by the Company for the most recently completed fiscal year, to link compensation actually paid to performance.

Measure:: 1
Pay vs Performance Disclosure
Name	Total revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Progress of our collaborative and proprietary drug discovery programs
Measure:: 3
Pay vs Performance Disclosure
Name	Advancements in the science and technology underlying our platform
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,740,050)	$ 6,536,027	$ (6,962,571)	$ (29,556,888)	$ 64,180,053
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,162,113)	(2,067,787)	(2,877,355)	(7,470,776)	(7,499,672)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,784,677	3,378,111	1,995,200	1,843,500	57,702,506
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,736,649)	2,160,032	(3,800,546)	(24,233,997)	11,068,483
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,625,965)	3,065,671	(2,279,870)	304,385	2,908,736
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,634,238)	1,631,626	(1,380,512)	(6,686,458)	14,487,513
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,487,348)	(1,380,940)	(985,122)	(3,486,362)	(1,679,025)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,351,001	1,802,671	674,500	860,300	12,918,426
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(859,205)	707,069	(464,474)	(3,857,422)	2,646,935
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(638,686)	502,826	(302,116)	(202,974)	601,177
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(303,300)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0